Long-Term Debt - U.S. Small Business Administration Loans (Details) - Economic Injury Disaster Loan - USD ($) $ in Millions	Dec. 15, 2022	Jun. 15, 2020
Long-Term Debt
Loan proceeds		$ 0.2
Interest rate (as percent)		3.75%
Installment payments	$ 0.1